ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2023
Ordinary Shares And Statutory Reserve
ORDINARY SHARES AND STATUTORY RESERVE

20. ORDINARY SHARES AND STATUTORY RESERVE

On June 1, 2023, pursuant to the BCA, Chijet Motor, a wholly-owned subsidiary of Chijet Inc. merged with JWAC such that JWAC became a wholly-owned subsidiary of the Chijet Motor. With the completion of shares exchange, Chijet Inc. became a wholly-owned subsidiary of Chijet Motor and the Chijet Inc. Holders received 152,130,300 of Chijet Motor’s Ordinary Shares. Each ordinary share has US$0.0001 par value. As of December 31, 2023 and December 31, 2022, Chijet Motor had issued and outstanding ordinary shares of 160,659,630 and 152,130,300, respectively. Share data as of December 31, 2022 have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).

(a)	Warrants

GT Warrants

The following table summarizes the changes in the number of warrants outstanding during the year ended December 31, 2023:

		Weighted average	Total
	Number	unit price	price

Balance of warrants - December 31, 2022	5,000,000	$2	$10,000,000
Issued for services	-	-	-
Exercised	550,000	$2	$1,100,000
Cancelled	-	-	-
Expired	-	-	-
Balance of warrants – December 31, 2023	4,450,000	$2	$8,900,000
Balance of warrants exercisable - December 31, 2023	4,450,000	$2	$8,900,000

On February 15, 2022, pursuant to a financial advisory agreement, Shandong Baoya issued 5,000,000 warrants to Greentree to purchase its shares under a common stock purchase warrant at an exercise price of US$2.00 per share. On June 1, 2023, in connection with the closing of the Business Combination, the Company assumed the obligations of Shandong Baoya under the financial advisory agreement, by executing an assumption and amendment to the common stock purchase warrant by and among the Company, Shandong Baoya, and Greentree, with Greentree being the warrant holder. In accordance with ASC 815-40, the warrants are classified as equity and the relative fair value of approximately US$22,900 thousand was recognized gradually over the service term from February 15, 2022 to December 31, 2022. As of December 31, 2022, US$22,900 thousand was recognized as additional paid-in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying ordinary share at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying ordinary share.

The Company used the following assumptions to estimate the fair value of warrants granted under the financial advisory agreement for the year ended December 31, 2022:

February 15, 2022

Risk-free interest rate	1.72%
Expected volatility	60.00%
Expected term (in years)	5
Expected dividend yield	0.00%

I-Bankers Warrants

The following table summarizes the changes in the number of warrants outstanding during the year ended December 31, 2023:

		Weighted average	Total
	Number	unit price	price

Balance of warrants - December 31, 2022	414,000	$12	$4,968,000
Cancelled	-	-	-
Expired	-	-	-
Balance of warrants – December 31, 2023	414,000	$12	$4,968,000

On December 9, 2021, JWAC issued warrants to purchase 414,000 shares of Class A Common Stock, exercisable at $12.00 per share (the “Representative’s Warrants”), to I-Bankers in connection with its services as the representative of the underwriters for the IPO and as a result of the full exercise of the over-allotment option. The fair value of Representative’s Warrants was estimated to be approximately $1,087 thousand (or $2.626 per warrant) using the Black-Scholes option-pricing model. Upon completion of the Business Combination, all of the Representative’s Warrants were exchanged for a substantially similar warrant to purchase an equal number of Chijet Motor Ordinary Shares on the same terms and conditions as the original warrant, exercisable at $12.00 per share for five years.

The Company used the following assumptions to estimate the fair value of warrants granted for the year ended December 31, 2021:

December 9, 2021

Risk-free interest rate	1.18%
Expected volatility	35.00%
Expected term (in years)	5
Expected dividend yield	0.00%

(b)	Treasury stock

Chijet Inc. entered into unsecured promissory notes (the “Promissory Notes”) in the principal amount of US$1,380 thousand and US$1,180 thousand with JWAC on December 5, 2022. and March 6, 2023, respectively. The Promissory Note were non-interest-bearing and payable in cash upon the earlier of the closing of the Company’s Business Combination and date of liquidation of JWAC. According to the letter signed by JWAC and Chijet Inc. on June 1, 2023, JWAC repaid US$500 thousands by delivering 47,541 shares of its Class A common stock (“JWAC Common Stock”), par value US$0.0001 per share, each share valued at the Redemption Price and US$2,060 thousands in cash to Chijet Inc. As a result of the Share Exchange, Chijet Inc.’s investment in JWAC has been changed to the investment in Chijet Motor, Chijet Inc.’s own parent company. The effect in essence is that a subsidiary, Chijet Inc., holds an investment in its parent company’s (Chijet Motor) ordinary share. According to presentation guidance in ASC 810-10-45-5, these 47,541 shares have been transferred to treasury shares of the Company.

(c)	Statutory Reserves and Restricted Net Asset

The Company’s PRC subsidiary is restricted in its ability to transfer a portion of its net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in PRC.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with PRC GAAP. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion, production, or increase in registered capital but are not distributable as cash dividends.

For the years ended December 31, 2023 and 2022, the PRC Entities appropriated the statutory reserves of nil and nil, respectively. As of December 31, 2023 and December 31, 2022, the accumulated balance of the statutory reserves was US$6,656 thousand (RMB43,707 thousand).

In accordance with the safety production regulations, the Company’s subsidiaries in China have to make appropriations as a special reserve which will only be used for the enhancement of safety production environment and improvement of facilities. As of December 31, 2023 and December 31, 2022, the accumulated balance of special reserves, which is included in the accumulated deficit, was approximate US$574 thousand (RMB4,064 thousand) and US$574 thousand (RMB3,869 thousand), respectively.

Because the Company’s entities in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s entities in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital, statutory reserves, special reserve and additional paid-in capital of the Company’s entities in the PRC. The aggregate amount of paid-in capital and additional paid-in capital, which is the amount of net assets of the Company’s entities in the PRC (mainland) not available for distribution, were US$148,301 thousand and US$170,956 thousand, as of December 31, 2023 and December 31, 2022, respectively. Therefore, in accordance with Rules 4-08 (e) (3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 are disclosed in Note 25.